12. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock shares, authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares, issued	464,660,896	370,728,168	279,865,011
Common stock shares, outstanding	464,660,896	370,728,168	279,865,011